10. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 4) - BRL (R$) R$ in Millions		12 Months Ended
	Jan. 02, 2019 [1]	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
DisclosureOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Profit before income tax and social contribution tax		R$ 3,800
Income tax and social contribution tax - nominal expense (34%)		(1,292)
Tax effects applicable to:
Gain (loss) in subsidiaries by equity method		93
Interest on Equity		188
Non-deductible contributions and donations		(10)
Tax incentives		39
Effects from subsidiaries taxed based on gross revenues		97
Non-deductible penalties		(25)
Impairment of accounts receivable from related parties		(13)
Others		(13)
Income tax and social contribution tax - effective expense		(936)	R$ (1,599)		R$ (610)
Current tax		(684)
Deferred tax		(252)
Income tax and social contribution tax - effective expense		R$ 936	1,599		610
Effective rate		24.63%
Restated [member]
DisclosureOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Profit before income tax and social contribution tax			4,570		2,011
Income tax and social contribution tax - nominal expense (34%)			(1,554)		(683)
Tax effects applicable to:
Gain (loss) in subsidiaries by equity method			8		(61)
Interest on Equity			136		71
Non-deductible contributions and donations			(13)		(6)
Tax incentives			66		29
Effects from subsidiaries taxed based on gross revenues			89		89
Non-deductible penalties			(135)		(12)
Impairment of accounts receivable from related parties			(234)
Others			38		(37)
Income tax and social contribution tax - effective expense			(1,599)		(610)
Current tax	R$ (583)		(1,454)	[2]	(583)	[2]
Deferred tax	R$ (27)		(145)	[2],[3]	(27)	[2]
Income tax and social contribution tax - effective expense			R$ 1,599		R$ 610
Effective rate			35.00%		30.33%

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8
[3]	The basic and diluted earnings per share for the years ended in December 31, 2019 and 2018 were also adjusted retrospectively in order to reflect the increase in the number of shares in 2021. For more information, see Note 26.